Prospectus 1 [Member] Expense Example - Prospectus 1 - Putnam Mortgage Opportunities Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 483
Expense Example, with Redemption, 3 Years	691
Expense Example, with Redemption, 5 Years	916
Expense Example, with Redemption, 10 Years	1,562
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	537
Expense Example, with Redemption, 5 Years	935
Expense Example, with Redemption, 10 Years	1,852
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	353
Expense Example, with Redemption, 10 Years	809
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	$ 916